Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Jul. 31, 2021	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance Disclosure
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2024, 2023,
2022, 2021 and 2020, and our financial performance for each such fiscal year:

	SUMMARY COMPENSATION TABLE TOTAL		COMPENSATION ACTUALLY PAID TO (a) (b):		AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($) (a) (b)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON (C):
YEAR	PEO 1($)	PEO 2($)	PEO 1($)	PEO 2($)			TOTAL SHAREHOLDER RETURN ($) (c)	PEER GROUP TOTAL SHAREHOLDER RETURN ($) (d)	NET INCOME / (LOSS) (e)	CORE FFO PER DILUTED SHARE ($) (f)
2024	6,095,649	N/A	8,242,252	N/A	2,845,431	3,805,640	142.47	123.71	13,658	1.73
2023	5,600,991	N/A	5,749,726	N/A	2,648,693	2,715,902	115.87	105.70	5,269	1.65
2022	5,121,748	N/A	4,741,770	N/A	2,446,165	2,291,361	89.75	87.46	52,233	1.57
2021	3,724,528	2,937,129	3,627,458	1,767,130	1,775,888	1,732,743	116.32	107.87	(5,360)	1.40
2020	N/A	3,511,634	N/A	3,002,128	899,768	503,133	N/A	N/A	(10,174)	1.35
(a)   Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	PEO 1	PEO 2	NON-PEO NEOS
2024	Daniel J. Busch		Christy L. David Michael D. Phillips
2023	Daniel J. Busch		Christy L. David Michael D. Phillips
2022	Daniel J. Busch		Christy L. David Michael D. Phillips
2021	Daniel J. Busch	Thomas P. McGuinness	Christy L. David Michael D. Phillips
2020		Thomas P. McGuinness	Daniel J. Busch Christy L. David Ivy Z. Greaner
2024 Compensation Actually Paid to our NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation
Table for the fiscal year ending December 31, 2024:

	2024
ADJUSTMENTS	PEO 1($)	AVERAGE NON-PEO NEOS ($)
Total reported in Summary Compensation Table (SCT)	6,095,649	2,845,431
Deduction for value of stock awards reported in SCT	(3,264,391)	(1,459,910)
Increase for ASC 718 fair value of awards granted during the covered fiscal year that remain unvested and outstanding as of the end of the covered fiscal year	3,809,942	1,703,889
Increase for ASC 718 fair value of awards granted and vested in the covered fiscal year	345,408	154,477
Increase for change in ASC 718 fair value of awards granted in prior fiscal years that remain unvested and outstanding as of the covered fiscal year	2,083,666	943,369
Increase for change in ASC 718 fair value of awards granted in prior fiscal years that vested in the covered fiscal year	95,454	43,187
Deduction for ASC 718 fair value of awards granted in prior fiscal years that were forfeited during the covered fiscal year	(1,007,173)	(458,476)
Increase for dividends or other earnings paid during the covered fiscal year prior to vesting date	83,697	33,673
Total adjustments	2,146,603	960,209
Compensation Actually Paid	8,242,252	3,805,640
(b)Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based RSU awards (excluding any market-based awards), the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and
(iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-
free interest rate of derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on
Form 10-K for the fiscal year ended December 31, 2024 and prior fiscal years.
(c)For the relevant fiscal years, represents the Company’s cumulative TSR with an initial investment of $100 at the first NYSE trade price of $23.61 on October
12, 2021, the first day on which our common stock began trading on the NYSE.
(d)For the relevant fiscal years, represents the cumulative TSR of the NAREIT SCI with an initial investment of $100 on October 12, 2021, the first day on which our common stock began trading on the NYSE.
(e)Amounts are shown in thousands.
(f)The Company has identified Core FFO per diluted share as the most important additional financial metric used to link pay and performance. Our annual bonus program pays out based on our Core FFO per diluted share achieved for the year. Core FFO per diluted share is a non-GAAP financial measure of a real estate company’s operating performance. We consider Core FFO per diluted share a meaningful measure of operating performance primarily because it avoids the assumption that the value of real estate assets diminishes predictably over time and is a primary way of evaluating our operating performance as compared to other real estate investment trusts. A reconciliation of net income per diluted share to Core FFO per diluted share is included as Appendix A.

Company Selected Measure Name			Core FFO per diluted share
Named Executive Officers, Footnote	(a) Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	PEO 1	PEO 2	NON-PEO NEOS
2024	Daniel J. Busch		Christy L. David Michael D. Phillips
2023	Daniel J. Busch		Christy L. David Michael D. Phillips
2022	Daniel J. Busch		Christy L. David Michael D. Phillips
2021	Daniel J. Busch	Thomas P. McGuinness	Christy L. David Michael D. Phillips
2020		Thomas P. McGuinness	Daniel J. Busch Christy L. David Ivy Z. Greaner

Peer Group Issuers, Footnote	For the relevant fiscal years, represents the cumulative TSR of the NAREIT SCI with an initial investment of $100 on October 12, 2021, the first day on which our common stock began trading on the NYSE.

Adjustment To PEO Compensation, Footnote	2024 Compensation Actually Paid to our NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation
Table for the fiscal year ending December 31, 2024:

	2024
ADJUSTMENTS	PEO 1($)	AVERAGE NON-PEO NEOS ($)
Total reported in Summary Compensation Table (SCT)	6,095,649	2,845,431
Deduction for value of stock awards reported in SCT	(3,264,391)	(1,459,910)
Increase for ASC 718 fair value of awards granted during the covered fiscal year that remain unvested and outstanding as of the end of the covered fiscal year	3,809,942	1,703,889
Increase for ASC 718 fair value of awards granted and vested in the covered fiscal year	345,408	154,477
Increase for change in ASC 718 fair value of awards granted in prior fiscal years that remain unvested and outstanding as of the covered fiscal year	2,083,666	943,369
Increase for change in ASC 718 fair value of awards granted in prior fiscal years that vested in the covered fiscal year	95,454	43,187
Deduction for ASC 718 fair value of awards granted in prior fiscal years that were forfeited during the covered fiscal year	(1,007,173)	(458,476)
Increase for dividends or other earnings paid during the covered fiscal year prior to vesting date	83,697	33,673
Total adjustments	2,146,603	960,209
Compensation Actually Paid	8,242,252	3,805,640

Non-PEO NEO Average Total Compensation Amount			$ 2,845,431	$ 2,648,693	$ 2,446,165	$ 1,775,888	$ 899,768
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,805,640	2,715,902	2,291,361	1,732,743	503,133
Adjustment to Non-PEO NEO Compensation Footnote	2024 Compensation Actually Paid to our NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation
Table for the fiscal year ending December 31, 2024:

	2024
ADJUSTMENTS	PEO 1($)	AVERAGE NON-PEO NEOS ($)
Total reported in Summary Compensation Table (SCT)	6,095,649	2,845,431
Deduction for value of stock awards reported in SCT	(3,264,391)	(1,459,910)
Increase for ASC 718 fair value of awards granted during the covered fiscal year that remain unvested and outstanding as of the end of the covered fiscal year	3,809,942	1,703,889
Increase for ASC 718 fair value of awards granted and vested in the covered fiscal year	345,408	154,477
Increase for change in ASC 718 fair value of awards granted in prior fiscal years that remain unvested and outstanding as of the covered fiscal year	2,083,666	943,369
Increase for change in ASC 718 fair value of awards granted in prior fiscal years that vested in the covered fiscal year	95,454	43,187
Deduction for ASC 718 fair value of awards granted in prior fiscal years that were forfeited during the covered fiscal year	(1,007,173)	(458,476)
Increase for dividends or other earnings paid during the covered fiscal year prior to vesting date	83,697	33,673
Total adjustments	2,146,603	960,209
Compensation Actually Paid	8,242,252	3,805,640

Equity Valuation Assumption Difference, Footnote	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based RSU awards (excluding any market-based awards), the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and
(iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-
free interest rate of derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on
Form 10-K for the fiscal year ended December 31, 2024 and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Financial Performance
The following graphs compare the Compensation Actually Paid to our PEO(s) and the average of the Compensation Actually Paid to our remaining
NEOs, with (i) our cumulative TSR and (ii) the TSR for the NAREIT SCI, in each case, for the fiscal years ended December 31, 2024, 2023, 2022, and 2021. TSR amounts reported in the graphs assume an initial fixed investment of $100 at the first NYSE trade price of $23.61 on October 12,
2021, the first day on which our common stock began trading on the NYSE, and that all dividends, if any, were reinvested. The fiscal year ended
December 31, 2020 is not presented because our common stock was not listed on a nationally recognized securities exchange during such fiscal year.

Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Financial PerformanceThe following graphs compare the Compensation Actually Paid to our PEO(s) and the average Compensation Actually Paid to our remaining NEOs, as compared to reported GAAP Net Income and Core FFO per diluted share, in each case, for the fiscal years ended December 31, 2024, 2023,
2022, 2021, and 2020.
One of our primary compensation objectives is to align the financial interest of our PEO and non-PEO NEOs with our stockholders.

Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Financial PerformanceThe following graphs compare the Compensation Actually Paid to our PEO(s) and the average Compensation Actually Paid to our remaining NEOs, as compared to reported GAAP Net Income and Core FFO per diluted share, in each case, for the fiscal years ended December 31, 2024, 2023,
2022, 2021, and 2020.
One of our primary compensation objectives is to align the financial interest of our PEO and non-PEO NEOs with our stockholders.

Total Shareholder Return Vs Peer Group	Relationship Between Compensation Actually Paid and Financial Performance
The following graphs compare the Compensation Actually Paid to our PEO(s) and the average of the Compensation Actually Paid to our remaining
NEOs, with (i) our cumulative TSR and (ii) the TSR for the NAREIT SCI, in each case, for the fiscal years ended December 31, 2024, 2023, 2022, and 2021. TSR amounts reported in the graphs assume an initial fixed investment of $100 at the first NYSE trade price of $23.61 on October 12,
2021, the first day on which our common stock began trading on the NYSE, and that all dividends, if any, were reinvested. The fiscal year ended
December 31, 2020 is not presented because our common stock was not listed on a nationally recognized securities exchange during such fiscal year.

Tabular List, Table	Pay Versus Performance Tabular List
Following is a list of the most important financial and non-financial measures used to link executive compensation and company performance.
a.Core FFO per diluted share;
b.Same Property NOI;
c.Total shareholder return relative to NAREIT shopping center index; and
d.Individual performance.
For additional details regarding our most important financial performance measures, please see the Executive Compensation section for more information on these measures and how they are taken into account in determining compensation for each of our NEOs.

Total Shareholder Return Amount			$ 142.47	115.87	89.75	116.32
Peer Group Total Shareholder Return Amount			123.71	105.70	87.46	107.87
Net Income (Loss)			$ 13,658,000	$ 5,269,000	$ 52,233,000	$ (5,360,000)	$ (10,174,000)
Company Selected Measure Amount | $ / shares			1.73	1.65	1.57	1.40	1.35
PEO Name	Daniel J. Busch	Thomas P. McGuinness	Daniel J. Busch	Daniel J. Busch	Daniel J. Busch		Thomas P. McGuinness
Measure:: 1
Pay vs Performance Disclosure
Name			Core FFO per diluted share
Non-GAAP Measure Description	The Company has identified Core FFO per diluted share as the most important additional financial metric used to link pay and performance. Our annual bonus program pays out based on our Core FFO per diluted share achieved for the year. Core FFO per diluted share is a non-GAAP financial measure of a real estate company’s operating performance. We consider Core FFO per diluted share a meaningful measure of operating performance primarily because it avoids the assumption that the value of real estate assets diminishes predictably over time and is a primary way of evaluating our operating performance as compared to other real estate investment trusts. A reconciliation of net income per diluted share to Core FFO per diluted share is included as Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name			Same Property NOI
Measure:: 3
Pay vs Performance Disclosure
Name			Total shareholder return relative to NAREIT shopping center index
Measure:: 4
Pay vs Performance Disclosure
Name			Individual performance
Daniel J. Busch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,095,649	$ 5,600,991	$ 5,121,748	$ 3,724,528
PEO Actually Paid Compensation Amount			8,242,252	$ 5,749,726	$ 4,741,770	3,627,458
Thomas P. McGuinness [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						2,937,129	$ 3,511,634
PEO Actually Paid Compensation Amount						$ 1,767,130	$ 3,002,128
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,146,603
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,264,391)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,809,942
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,083,666
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			345,408
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			95,454
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,007,173)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			83,697
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			960,209
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,459,910)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,703,889
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			943,369
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			154,477
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			43,187
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(458,476)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 33,673